Cover	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	001-39217
Entity Registrant Name	GREENROSE ACQUISITION CORP.
Entity Central Index Key	0001790665
Entity Tax Identification Number	84-2845696
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111
Entity Address, Address Line Two	Broadway
Entity Address, City or Town	Amityville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11701
City Area Code	(516)
Local Phone Number	346-6270
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false